Headline earnings - Schedule of earnings (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 40	$ 298	$ 297
Impairment on tangible assets and right of use assets	92	0	304
Taxation on impairment of tangible assets and right of use assets	(21)	0	(58)
Derecognition of assets	38	1	4
Taxation on derecognition of assets	6	0	0
(Profit) loss on disposal of tangible assets	(4)	1	(4)
Impairment (reversal) on equity-accounted investments	1	0	1
Headline earnings (loss)	$ 140	$ 300	$ 544
Headline earnings (loss) per ordinary share (USD cents per share)	$ 0.33	$ 0.71	$ 1.29
Diluted headline earnings (loss) per ordinary share (USD cents per share)	$ 0.33	$ 0.71	$ 1.29